As filed with the Securities and Exchange Commission on March 1, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2018

Date of reporting period:  December 31, 2017

Item 1. Schedules of Investments.

Poplar Forest Partners Fund
Schedule of Investments
at December 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.4%
	Banks - 9.2%
1,225,000	Bank of America Corp.	$36,162,000
500,000	Citigroup, Inc.	37,205,000
		73,367,000
	Building Products - 2.5%
530,000	Johnson Controls International plc (a)	20,198,300

	Communications Equipment - 1.4%
300,000	Cisco Systems, Inc.	11,490,000

	Construction & Engineering - 4.1%
890,000	AECOM Technology Corp. (b)	33,063,500

	Consumer Finance - 4.1%
1,125,000	Ally Financial, Inc.	32,805,000

	Electronic Equipment, Instruments & Components - 3.0%
255,000	TE Connectivity Ltd. (a)	24,235,200

	Energy Equipment & Services - 5.4%
740,000	Baker Hughes, Inc.	23,413,600
4,650,000	Weatherford International plc (a) (b)	19,390,500
		42,804,100
	Health Care Equipment & Supplies - 4.6%
305,000	Zimmer Biomet Holdings, Inc.	36,804,350

	Health Care Providers & Services - 4.7%
410,000	AmerisourceBergen Corp.	37,646,200

	Household Durables - 1.3%
335,000	Newell Brands, Inc.	10,351,500

	Insurance - 12.9%
527,500	American International Group, Inc.	31,428,450
505,000	Lincoln National Corp.	38,819,350
650,000	MetLife, Inc.	32,864,000
		103,111,800
	IT Services - 2.5%
132,000	International Business Machines Corp.	20,251,440

	Metals & Mining - 6.7%
925,000	Freeport-McMoRan Inc. (b)	17,538,000
415,000	Reliance Steel & Aluminum Co.	35,602,850
		53,140,850
	Oil, Gas & Consumable Fuels - 8.7%
365,000	Antero Resources Corp. (b)	6,935,000
230,000	Chevron Corp.	28,793,700
816,900	Devon Energy Corp.	33,819,660
		69,548,360

	Pharmaceuticals - 7.8%
770,000	Abbott Laboratories	43,943,900
215,000	Eli Lilly & Co.	18,158,900
		62,102,800
	Specialty Retail - 4.5%
100,000	Advance Auto Parts, Inc.	9,969,000
465,000	Signet Jewelers Ltd. (a)	26,295,750
		36,264,750
	Technology Hardware, Storage & Peripherals - 3.2%
1,800,000	Hewlett Packard Enterprise Co.	25,848,000

	Textiles, Apparel & Luxury Goods - 4.2%
750,000	Tapestry, Inc.	33,172,500

	Trading Companies & Distributors - 4.6%
380,000	MSC Industrial Direct Inc. - Class A	36,730,800
	TOTAL COMMON STOCKS (Cost $583,655,457)	762,936,450

	SHORT-TERM INVESTMENTS - 4.7%
	Money Market Fund
21,872,185	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.19% (c)	21,872,185

Principal Amount
	U.S. Treasury Bills
$2,700,000	1.161%, 1/18/18 (d)	2,698,520
2,700,000	1.205%, 2/15/18 (d)	2,695,933
3,900,000	1.333%, 3/22/18 (d)	3,888,446
2,700,000	1.405%, 5/17/18 (d)	2,685,673
3,900,000	1.486%, 6/21/18 (d)	3,872,467
		15,841,039
	TOTAL SHORT-TERM INVESTMENTS (Cost $37,713,981)	37,713,224

	Total Investments in Securities (Cost $621,369,438) - 100.1%	800,649,674
	Liabilities in Excess of Other Assets - (0.1)%	(984,239)
	NET ASSETS - 100.0%	$799,665,435

(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield at December 31, 2017.
(d)	Rate shown is the discount rate at December 31, 2017.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Cornerstone Fund
Schedule of Investments
at December 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 65.1%
	Banks - 6.3%
15,800	Bank of America Corp.	$466,416
13,300	Citigroup, Inc.	989,653
2,000	SVB Financial Group (b)	467,540
		1,923,609
	Building Products - 1.9%
15,700	Johnson Controls International plc (a)	598,327

	Communications Equipment - 2.5%
19,800	Cisco Systems, Inc.	758,340

	Construction & Engineering - 1.4%
11,900	AECOM Technology Corp. (b)	442,085

	Consumer Finance - 2.7%
29,000	Ally Financial, Inc.	845,640

	Electronic Equipment, Instruments & Components - 1.6%
5,100	TE Connectivity Ltd. (a)	484,704

	Energy Equipment & Services - 2.9%
22,900	Baker Hughes, Inc.	724,556
3,500	Halliburton Co.	171,045
		895,601
	Health Care Equipment & Supplies - 2.7%
7,000	Zimmer Biomet Holdings, Inc.	844,690

	Health Care Providers & Services - 3.0%
9,900	AmerisourceBergen Corp.	909,018

	Hotels, Restaurants & Leisure - 1.3%
5,600	Las Vegas Sands Corp.	389,144

	Household Durables - 0.9%
8,600	Newell Brands, Inc.	265,740

	Insurance - 8.4%
13,500	American International Group, Inc.	804,330
13,500	Lincoln National Corp.	1,037,745
14,600	MetLife, Inc.	738,176
		2,580,251
	IT Services - 3.3%
4,900	DXC Technology Co.	465,010
3,600	International Business Machines Corp.	552,312
		1,017,322
	Metals & Mining - 3.9%
27,300	Freeport-McMoRan Inc. (b)	517,608
8,000	Reliance Steel & Aluminum Co.	686,320
		1,203,928

	Oil, Gas & Consumable Fuels - 5.5%
3,650	Chevron Corp.	456,944
18,300	Devon Energy Corp.	757,620
3,700	EQT Corp.	210,604
9,200	Noble Energy, Inc.	268,088
		1,693,256
	Pharmaceuticals - 5.5%
18,200	Abbott Laboratories	1,038,674
5,300	Eli Lilly & Co.	447,638
3,600	Merck & Co., Inc.	202,572
		1,688,884
	Professional Services - 0.4%
1,100	Equifax, Inc.	129,712

	Software - 1.0%
3,600	Microsoft Corp.	307,944

	Specialty Retail - 2.7%
1,400	Advance Auto Parts, Inc.	139,566
12,050	Signet Jewelers Ltd. (a)	681,427
		820,993
	Technology Hardware, Storage & Peripherals - 2.0%
43,700	Hewlett Packard Enterprise Co.	627,532

	Textiles, Apparel & Luxury Goods - 2.5%
17,500	Tapestry, Inc.	774,025

	Trading Companies & Distributors - 2.7%
8,600	MSC Industrial Direct Inc. - Class A	831,276
	TOTAL COMMON STOCKS (Cost $15,860,200)	20,032,021
Shares/
Principal Amount
	CORPORATE BONDS - 12.6%
	Depository Credit Intermediation - 2.5%
	Bank of America Corp.
$750,000	2.60%, 1/15/19	752,681
	Health Care Equipment & Supplies - 2.5%
	Becton Dickinson and Co.
750,000	3.25%, 11/12/20	761,276
	Oil, Gas & Consumable Fuels - 1.8%
	Devon Energy Corp.
525,000	4.00%, 7/15/21	547,136
	Oil & Gas Services & Equipment - 2.4%
	Schlumberger Holdings Corp.
750,000	2.35%, 12/21/18 (g)	751,862
	Professional Services - 2.4%
	Equifax, Inc.
750,000	3.30%, 12/15/22	745,976
	Technology Hardware, Storage & Peripherals - 1.0%
	EMC Corp.
320,000	1.875%, 6/1/18	318,511
	TOTAL CORPORATE BONDS (Cost $3,855,609)	3,877,442

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 12.4%
	U.S. Government Agencies

	FHLMC
500,000	1.30%, 9/30/21 (c)	493,544

	U.S. Treasury Bonds
	U.S. Treasury Bond TIPS
689,911	0.125%, 4/15/20	688,648
675,233	0.125%, 7/15/24	667,510
		1,356,158
	U.S. Treasury Notes
	U.S. Treasury Floating Rate Notes
600,000	1.624% (3 Month U.S. Treasury Money Market Rate + 0.174%), 7/31/18 (e)	600,699
700,000	1.59% (3 Month U.S. Treasury Money Market Rate + 0.14%), 1/31/19 (e)	701,196
	U.S. Treasury Note TIPS
664,790	0.125%, 1/15/22	662,242
		1,964,137
	TOTAL U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES (Cost $3,838,589)	3,813,839

	SHORT TERM INVESTMENTS - 9.9%
	Money Market Fund
1,104,886	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.19% (f)	1,104,886
	U.S. Treasury Bills
$300,000	1.161%, 1/18/18 (d)	299,835
300,000	1.205%, 2/15/18 (d)	299,548
375,000	1.333%, 3/22/18 (d)	373,889
300,000	1.377%, 4/19/18 (d)	298,761
300,000	1.405%, 5/17/18 (d)	298,408
375,000	1.486%, 6/21/18 (d)	372,353
		1,942,794
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,047,889)	3,047,680

	Total Investments in Securities (Cost $26,602,287) - 100.0%	30,770,982
	Liabilities in Excess of Other Assets - 0.0%	(15,075)
	NET ASSETS - 100.0%	$30,755,907

FHLMC - Federal Home Loan Mortgage Corporation
TIPS - Treasury Inflation Protected Securities
(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of December 31, 2017.
(d)	Rate shown is the discount rate at December 31, 2017.
(e)	Variable rate security. Rate shown reflects the rate in effect as of December 31, 2017.
(f)	Rate shown is the 7-day annualized yield at December 31, 2017.
(g)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
Poplar Forest Capital, LLC, the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
As of December 31, 2017, the value of these investments was $751,862 or 2.4% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Poplar Forest Outliers Fund
Schedule of Investments
at December 31, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.3%
	Banks - 2.2%
517	SVB Financial Group (b)	$120,859

	Communications Equipment - 4.9%
3,600	CommScope Holding Company, Inc. (b)	136,188
1,400	Motorola Solutions, Inc.	126,476
		262,664
	Construction & Engineering - 4.7%
6,780	AECOM Technology Corp. (b)	251,877

	Consumer Finance - 5.9%
10,800	Ally Financial, Inc.	314,928

	Diversified Consumer Services - 3.5%
2,103	Strayer Education, Inc.	188,387

	Diversified Financial Services - 1.4%
1,550	Voya Financial, Inc.	76,678

	Electronic Equipment, Instruments & Components - 3.9%
5,000	Keysight Technologies, Inc. (b)	208,000

	Energy Equipment & Services - 5.3%
1,910	Baker Hughes, Inc.	60,432
53,300	Weatherford International plc (a) (b)	222,261
		282,693
	Health Care Equipment & Supplies - 5.2%
2,327	Zimmer Biomet Holdings, Inc.	280,799

	Health Care Providers & Services - 11.9%
380	Aetna Inc.	68,548
3,457	AmerisourceBergen Corp.	317,422
3,530	DaVita, Inc. (b)	255,042
		641,012
	Insurance - 3.9%
2,765	Lincoln National Corp.	212,545

	IT Services - 2.7%
4,900	CSRA Inc.	146,608

	Leisure Products - 0.6%
2,250	Mattel, Inc.	34,605

	Machinery - 6.6%
7,929	NN, Inc.	218,840
2,850	SPX FLOW, Inc. (b)	135,518
		354,358

	Metals & Mining - 6.9%
4,654	Freeport-McMoRan Inc. (b)	88,240
3,329	Reliance Steel & Aluminum Co.	285,595
		373,835
	Oil, Gas & Consumable Fuels - 9.8%
8,600	Antero Resources Corp. (b)	163,400
4,499	Devon Energy Corp.	186,259
3,150	EQT Corp.	179,298
		528,957
	Pharmaceuticals - 5.3%
3,250	Perrigo Co. plc (a)	283,270

	Specialty Retail - 6.5%
850	Advance Auto Parts, Inc.	84,736
11,650	Party City Holdco, Inc. (b)	162,518
1,785	Signet Jewelers Ltd. (a)	100,942
		348,196
	Technology Hardware, Storage & Peripherals - 1.7%
6,400	Hewlett Packard Enterprise Co.	91,904

	Textiles, Apparel & Luxury Goods - 2.4%
2,900	Tapestry, Inc.	128,267

	Trading Companies & Distributors - 1.0%
550	MSC Industrial Direct Inc. - Class A	53,163
	TOTAL COMMON STOCKS (Cost $4,533,226)	5,183,605

	MLP INVESTMENTS AND RELATED COMPANIES 2.6%
	Oil, Gas & Consumable Fuels - 2.6%
6,400	Plains GP Holdings LP	140,480
	TOTAL MLP INVESTMENTS AND RELATED COMPANIES (Cost $188,668)	140,480

	MONEY MARKET FUND - 1.8%
96,928	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.19% (c)	96,928
	TOTAL MONEY MARKET FUND (Cost $96,928)	96,928

	Total Investments in Securities (Cost $4,818,822) - 100.7%	5,421,013
	Liabilities in Excess of Other Assets - (0.7)%	(38,539)
	NET ASSETS - 100.0%	$5,382,474

MLP - Master Limited Partnership
(a)	U.S. traded security of a foreign issuer.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day annualized yield at December 31, 2017.
The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Note 1 – Securities Valuation

The Poplar Forest Funds' (the "Fund" or "Funds") investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

The Funds' investments are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt securities are valued at their bid prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most debt securities are categorized in level 2 of the fair value hierarchy.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. Exchange-traded options that are actively traded are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' securities as of December 31, 2017:

Poplar Forest Partners Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$79,788,750	$-	$-	$79,788,750
Energy	112,352,460	-	-	112,352,460
Financials	209,283,800	-	-	209,283,800
Healthcare	136,553,350	-	-	136,553,350
Industrials	89,992,600	-	-	89,992,600
Information Technology	81,824,640	-	-	81,824,640
Materials	53,140,850	-	-	53,140,850
Total Common Stocks	762,936,450	-	-	762,936,450
Short-Term Investments	21,872,185	15,841,039	-	37,713,224
Total Investments in Securities	$784,808,635	$15,841,039	$-	$800,649,674

Poplar Forest Cornerstone Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,249,902	$-	$-	$2,249,902
Energy	2,588,857	-	-	2,588,857
Financials	5,349,500	-	-	5,349,500
Health Care	3,442,592	-	-	3,442,592
Industrials	2,001,400	-	-	2,001,400
Information Technology	3,195,842	-	-	3,195,842
Materials	1,203,928	-	-	1,203,928
Total Common Stocks	20,032,021	-	-	20,032,021
Fixed Income
Corporate Bonds	-	3,877,442	-	3,877,442
U.S. Government Agencies and Instrumentalities	-	3,813,839	-	3,813,839
Total Fixed Income	-	7,691,281	-	7,691,281
Short-Term Investments	1,104,886	1,942,794	-	3,047,680
Total Investments in Securities	$21,136,907	$9,634,075	$-	$30,770,982

Poplar Forest Outliers Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$699,454	$-	$-	$699,454
Energy	811,650	-	-	811,650
Financials	725,011	-	-	725,011
Health Care	1,205,081	-	-	1,205,081
Industrials	659,398	-	-	659,398
Information Technology	709,176	-	-	709,176
Materials	373,835	-	-	373,835
Total Common Stocks	5,183,605	-	-	5,183,605
MLP Investments	140,480	-	-	140,480
Short-Term Investments	96,928	-	-	96,928
Total Investments in Securities	$5,421,013	$-	$-	$5,421,013

Refer to the Funds' schedules of investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at December 31, 2017, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended December 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President/Chief Executive Officer/Principal Executive Officer

Date                                                                  February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President/Chief Executive Officer/Principal Executive Officer

Date                                                                  February 23, 2018

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer/Principal Financial Officer

Date                                                                  February 23, 2018

* Print the name and title of each signing officer under his or her signature.